Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Geographical Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 26,496	$ 23,763	$ 21,763
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	21,872	18,102	18,030
EU and other international markets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 4,624	$ 5,661	$ 3,733